Fair Value Measurements (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Mar. 25, 2018	Mar. 26, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred finance costs	$ 24,485	$ 15,864	$ 24,485	$ 24,218	$ 14,882
Derivative Liability [Member] | Not Designated As Hedging [Member] | Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (liabilities), at fair value, net	(8,722)	(17,721)	(8,722)	(2,730)	(15,658)
Reported Value Measurement [Member] | Derivative Liability [Member] | Not Designated As Hedging [Member] | Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (liabilities), at fair value, net	(8,722)	(17,721)	(8,722)	(2,730)	(15,658)
Short-term Investments [Member] | Other Current Assets [Member] | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	736	0	736	901	0
Short-term Investments [Member] | Reported Value Measurement [Member] | Other Current Assets [Member] | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	736	0	736	901	0
Credit Agreement 2013 [Member] | Long-term Debt [Member] | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of term debt	0	(603,075)	0	0	(601,493)
Credit Agreement 2013 [Member] | Reported Value Measurement [Member] | Long-term Debt [Member] | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of term debt	0	(600,075)	0	0	(598,500)
2017 Credit Agreement [Member] | Long-term Debt [Member] | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of term debt	(742,350)	0	(742,350)	(740,513)	0
2017 Credit Agreement [Member] | Reported Value Measurement [Member] | Long-term Debt [Member] | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of term debt	(735,000)	0	(735,000)	(735,000)	0
Notes Payable Due 2021 [Member] | Long-term Debt [Member] | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of notes	0	(510,000)	0	0	(513,125)
Notes Payable Due 2021 [Member] | Reported Value Measurement [Member] | Long-term Debt [Member] | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of notes	0	(500,000)	0	0	(500,000)
Notes Payable due 2024 [Member] | Long-term Debt [Member] | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of notes	(469,125)	(462,375)	(469,125)	(455,625)	(462,375)
Notes Payable due 2024 [Member] | Reported Value Measurement [Member] | Long-term Debt [Member] | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of notes	(450,000)	(450,000)	(450,000)	(450,000)	(450,000)
April 2017 Notes [Member] | Long-term Debt [Member] | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of notes	(525,000)	0	(525,000)	(494,375)	0
April 2017 Notes [Member] | Reported Value Measurement [Member] | Long-term Debt [Member] | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of notes	(500,000)	0	(500,000)	$ (500,000)	$ 0
Wildwater Kingdom [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets held-for-use	$ 7,600	$ 0	$ 7,600